Equity - Warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Warrants Outstanding
Balance at the beginning	86,732	86,732
Granted/Acquired	35,863,538	0
Forfeited	0	0
Exercised	0	0
Balance at the end	35,950,270	86,732
Exercisable Shares
Balance at the beginning	86,732	86,732
Granted/Acquired	35,863,538	0
Forfeited	0	0
Exercised	0	0
Balance at the end	35,950,270	86,732
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 4.89	$ 4.89
Granted/Acquired (in dollars per share)	1.01	0
Forfeited (in dollars per share)	0	0
Exercised (in dollars per share)	0	0
Balance at the end (in dollars per share)	$ 1.01	$ 4.89
Average Remaining Contractual Life
Balance at the beginning (in years)	2 years 10 months 9 days	3 years 10 months 17 days
Granted/Acquired (in years)	2 years 10 months 9 days
Balance at the end (in years)	4 years 9 months 3 days	2 years 10 months 9 days